OTHER ASSETS	12 Months Ended
Apr. 01, 2012
OTHER ASSETS
6.	OTHER ASSETS

Other assets, net consist of (in thousands):

	April 1,	March 27,
	2012	2011

Security deposits	$1,433	$1,874
Premium on liquor licenses	1,810	1,860
Lease acquisition costs, net of accumulated amortization of $1,977 and $1,798, respectively	404	583
Reacquired franchise rights, net of accumulated amortization of $414 and $340, respectively	408	483
Other, net of accumulated amortization of $2,310 and $1,998, respectively	799	970
	$4,854	$5,770